Cash flow information - Cash used in operation Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of Cash used in operation Abstract [Abstract]
Loss before income tax	¥ (1,303,364)	$ (183,575)	¥ (5,627,504)	¥ (255,144)
Adjustments for:
Depreciation of property, plant and equipment	1,186		210	58
Amortization of intangible assets and other non-current assets	7,681		167	0
Depreciation of right-of-use assets	8,160		9,219	6,515
Financial assets and other items under expected credit loss model	72,931		20,587	3,205
Other financial assets	1,797		0	0
Provision for inventories loss	14,409		0	0
Equity-settled listing cost	0		1,912,693	0
Fair value change loss, net	204,039		3,156,745	0
Non-cash—share based payments	399,076		213,832	10,788
Interest income	(5,239)		(4,826)	0
Interest expense	32,960		10,238	1,097
Investment income	(9,397)		0	0
Increase in trade receivables and contract assets	(66,483)		(111,330)	(33,632)
Increase in prepayments, other receivables and other assets	(168,447)		(182,408)	(59,178)
Increase/(decrease) in trade and other payables	220,930		(7,164)	101,097
Increase in contract liabilities	56,121		24,019	6,080
Increase in inventories	(36,842)		0	0
Cash used in operations	(570,482)	(80,351)	(585,522)	(219,114)
Interest received	5,239	738	4,826	0
Net cash used in operating activities	¥ (565,243)	$ (79,613)	¥ (580,696)	¥ (219,114)